Schedule of Future Minimum Lease Payments Received (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Capital Leases And Operating Leases [Line Items]
Future capital lease payments receivable within one year of the balance sheet date on nonoperating leases	$ 93
Future capital lease payments receivable within the second year from the balance sheet date on nonoperating leases	94
Future capital lease payments receivable within the third year from the balance sheet date on nonoperating leases	52
Future capital lease payments receivable within the fourth year from the balance sheet date on nonoperating leases	44
Future capital lease payments receivable within the fifth year from the balance sheet date on nonoperating leases	72
Future capital lease payments receivable after the fifth year from the balance sheet date on nonoperating leases	430
Future capital lease payments receivable on nonoperating leases	785	$ 1,103
Future operating lease payments receivable within one year of the balance sheet date	128
Future operating lease payments receivable within the second year from the balance sheet date	103
Future operating lease payments receivable within the third year from the balance sheet date	82
Future operating lease payments receivable within the fourth year from the balance sheet date	51
Future operating lease payments receivable within the fifth year from the balance sheet date	23
Future operating lease payments receivable after the fifth year from the balance sheet date	12
Future operating lease payments receivable	$ 399